Schedule of Roll forward of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance, valuation allowance	$ 2,098	$ 1,454
Change in valuation allowances - Income tax expense	246	644
Balance, valuation allowance	$ 2,344	$ 2,098